Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2020	2021	2021	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	4,174,120	NA
Software and others	15,438,530	16,735,406	2,626,150	3.03
Accumulated amortization	(4,598,123)	(6,518,422)	(1,022,883)
Intangible assets, net	37,440,407	36,816,984	5,777,388
(1)During 2018, the Group acquired an insurance broker license at a cost of RMB26,000,000. During 2019, the Group further acquired an insurance sale on line license at a cost of RMB600,000.